Supplementary Balance Sheet Information - Schedule of Property Plant And Equipment Net (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 16,832	$ 20,058
Less: Accumulated depreciation		(14,751)	(18,503)
Total property and equipment, net	$ 2,054	2,081	1,555
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		12,525	13,108
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		2,833	4,984
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		175	346
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,268	1,594
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 31	$ 26